Investment Strategy	Jun. 30, 2026
Putnam International Value Fund
Prospectus [Line Items]
Strategy [Heading]	Investments, risks, and performance
Strategy Narrative [Text Block]
The fund invests mainly in common stocks of large and midsize companies outside the United States, with a focus on value stocks. The Investment Manager considers a company to be located outside the United States if the company’s securities trade outside the United States, the company is headquartered or organized outside the United States or the company derives a majority of its revenues or profits outside the United States. Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of value companies. This policy may be changed only after 60 days’ notice to shareholders. The Investment Manager considers an issuer to be a value company if (i) the issuer is included in an index which is representative of value companies, (ii) the issuer is classified as a value company by an independent third party, and/or (iii) the Investment Manager believes the issuer is currently undervalued by the market. When assessing value companies, the Investment Manager considers a variety of factors, including, but not limited to financial metrics characteristic of value companies, such as low price‑to‑earnings ratios, low price‑to‑book ratios, low enterprise value to earnings before income tax, depreciation and amortization (EBITDA) ratios, low enterprise value to sales ratios and/or low enterprise to cash-flow ratios relative to the relevant market, as defined by the Investment Manager, or than to one or more sectors of that market.
The fund invests mainly in developed countries, but may invest in emerging markets. The Investment Manager may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. The fund may also use derivatives, such as certain foreign currency transactions, futures, options, warrants and swap contracts, for both hedging and non‑hedging purposes. For example, the Investment Manager typically uses foreign currency forward contracts in connection with the fund’s investments in foreign securities in order to hedge the fund’s currency exposure relative to the MSCI EAFE Value Index‑NR.
The fund’s investments in derivative instruments and other investments that provide exposure to the investment focus indicated in the fund’s 80% policy, or that provide exposure to one or more market risk factors associated with the investment focus indicated in the fund’s name, are included in the fund’s 80% basket.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The fund invests mainly in common stocks of large and midsize companies outside the United States, with a focus on value stocks. The Investment Manager considers a company to be located outside the United States if the company’s securities trade outside the United States, the company is headquartered or organized outside the United States or the company derives a majority of its revenues or profits outside the United States. Under normalcircumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of value companies. This policy may be changed only after 60 days’ notice to shareholders. The Investment Manager considers an issuer to be a value company if (i) the issuer is included in an index which is representative of value companies, (ii) the issuer is classified as a value company by an independent third party, and/or (iii) the Investment Manager believes the issuer is currently undervalued by the market.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	When assessing value companies, the Investment Manager considers a variety of factors, including, but not limited to financial metrics characteristic of value companies, such as low price‑to‑earnings ratios, low price‑to‑book ratios, low enterprise value to earnings before income tax, depreciation and amortization (EBITDA) ratios, low enterprise value to sales ratios and/or low enterprise to cash-flow ratios relative to the relevant market, as defined by the Investment Manager, or than to one or more sectors of that market.The fund invests mainly in developed countries, but may invest in emerging markets. The Investment Manager may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normalcircumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of value companies.
Putnam Small Cap Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Investments, risks, and performance Investments
Strategy Narrative [Text Block]
The fund invests mainly in common stocks of small U.S. companies, with a focus on growth stocks. Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of growth companies of a size similar to those included in the Russell 2000® Index over the past six months. This policy may be changed only after 60 days’ notice to shareholders. The Investment Manager considers an issuer to be a growth company if (i) the issuer is included in an index which is representative of growth companies, (ii) the issuer is classified as a growth company by an independent third party, and/or (iii) the Investment Manager reasonably believes the issuer exhibits the characteristics of a growth company. When assessing growth companies, the Investment Manager considers a variety of factors, including but not limited to the expected ability of the company to grow earnings, profits, sales, book value, and/or cash flow faster than the relevant market, as defined by the Investment Manager, or than one or more sectors of that market. As of August 31, 2026, the index was composed of companies having market capitalizations of between approximately $6.4 million and $12.33 billion.
The Investment Manager, as defined below, may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The fund invests mainly in common stocks of small U.S. companies, with a focus on growth stocks. Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of growth companies of a size similar to those included in the Russell 2000® Index over the past six months. This policy may be changed only after 60 days’ notice to shareholders. The Investment Manager considers an issuer to be a growth company if (i) the issuer is included in an index which is representative of growth companies, (ii) the issuer is classified as a growth company by an independent third party, and/or (iii) the Investment Manager reasonably believes the issuer exhibits the characteristics of a growth company.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	When assessing growth companies, the Investment Manager considers a variety of factors, including but not limited to the expected ability of the company to grow earnings, profits, sales, book value, and/or cash flow faster than the relevant market, as defined by the Investment Manager, or than one or more sectors of that market. As of August 31, 2026, the index was composed of companies having market capitalizations of between approximately $6.4 million and $12.33 billion.The Investment Manager, as defined below, may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of growth companies of a size similar to those included in the Russell 2000® Index over the past six months.